Related Party Transactions (Details)			3 Months Ended		6 Months Ended
	Dec. 25, 2023 USD ($)	Dec. 25, 2023 ILS (₪)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Research and development expenses			$ 322,956	$ 317,572	$ 550,434	$ 905,202
Owed to the company			105,022		105,022		$ 136,002
Rent expense	$ 6,500	₪ 23,300
Borrowing rate	10.00%	10.00%
Termination fees					15,000
Fees to broker					3,600
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Research and development expenses			22,306	$ 30,863	22,808	$ 88,493
Owed to the company			$ 105,022		$ 105,022		$ 136,002